Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity.
Summary of shareholding percentage

Companies with their shareholding percentage are as follows:

	31 December 2025		31 December 2024
	(%)	TL	(%)	TL
Public Share (*)	53.95	1,187,004	53.95	1,187,004
TVF BTIH	26.20	576,400	26.20	576,400
IMTIS Holdings	19.80	435,600	19.80	435,600
Other	0.05	996	0.05	996
Total		2,200,000		2,200,000

Inflation adjustment to share capital		58,906,064		58,906,064
Inflation adjusted capital		61,106,064		61,106,064
(*)	Public shares also include the shares repurchased by the Company. As of 31 December 2025, the total number of treasury shares amounts to 23,557.